SHORT-TERM DEBT AND LONG-TERM DEBT (Narrative - Short-term debt) (Details) - USD ($)	1 Months Ended					12 Months Ended
	Jan. 31, 2018	Aug. 31, 2017	Jun. 30, 2017	May 31, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016	Nov. 30, 2016	Nov. 30, 2015
Bank of Shanghai [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt		$ 12,296,000						$ 4,358,000		$ 7,202,000
Debt term		1 year
Debt Instrument Annual Interest Rate as Percentage of One Year Loan								143.50%		141.50%
Debt Instrument, Term		1 year
Debt Instrument bear an annual interest rate							The loan bears an annual interest rates of 137.9% to 149.4% of the one year loan interest rate quoted by the People’s Bank of China and has the loan periods of eight to eleven months.
Hengfeng Bank [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt				$ 46,109,000	$ 33,045,000
Debt term				1 year	1 year
Debt Instrument, Interest Rate, Effective Percentage				98.90%
Debt Instrument Annual Interest Rate as Percentage of One Year Loan					109.20%
Repayments of Related Party Debt							$ 2,305,000
Debt Instrument, Term				1 year	1 year
Debt Instrument bear an annual interest rate							The loans bear an annual interest rate of 98.9% of the one year loan interest rate quoted by the People’s Bank of China and have a loan period of one year.
Hengfeng Bank [Member] | Scenario, Forecast [Member]
SHORT-TERM DEBT [Line Items]
Repayments of Related Party Debt						$ 3,074,000
East West Bank [Member]
SHORT-TERM DEBT [Line Items]
Repayments of Related Party Debt			$ 10,000,000
Minimum [Member] | Bank of Shanghai [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument Annual Interest Rate as Percentage of One Year Loan		137.90%
Maximum [Member] | Bank of Shanghai [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument Annual Interest Rate as Percentage of One Year Loan		149.40%
Short term-loan agreement with the East West Bank, December 2015 [Member]
SHORT-TERM DEBT [Line Items]
Face amount of debt									$ 30,000,000
Short Term Loan Agreement With Bank Of Shangai November 2016 [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument, Description of Variable Rate Basis							1.2
Debt Instrument Annual Interest Rate as Percentage of One Year Loan											141.50%
Short Term Loan Agreement With East West Bank [Member]
SHORT-TERM DEBT [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR rate plus 1.2%
Repayments of Related Party Debt	$ 20,000